Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $13,561,280 .
Narrative - Max Aggregate Offering Price	$ 13,561,280